Intangible Assets and Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets, Including Goodwill

The following table summarizes the movement in the net book value of intangible assets, including goodwill for the nine-month period ended September 30:

	2025	2024
Balance as of January 1	297	272

Acquisitions*	167	—
Additions	50	32
Disposal and write-offs	(1)	—
Transfer and reclassification	2	3
Amortization	(46)	(34)
Currency translation	6	(19)
Balance as of September 30	475	254

*        This includes intangible assets acquired as part of Uklon acquisition consisting of goodwill (US$109), customer relationships (US$32), brand and trademarks (US$18) and software (US$8).

Schedule of Intangible Asset

Included within total intangible asset movements for the nine-month period ended September 30, 2025, as shown above, are the following movements in goodwill for the group, per cash generating unit (“CGU”):

	2025	2024
Balance as of January 1	14	14
Acquisitions*	109	—
Transfer and reclassification	1	—
Balance as of September 30	124	14

*        For acquisitions and divestments, refer to Note 4 for further details.